Group information - Summary of Financial Statements of Subsidiaries and Structured Entities (Detail) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
DLP Capital LLC (“DLP Capital”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		USA
Principal activities		Holding company
% Groups's equity interest		100.00%	100.00%
DLP Par Participações S.A. (“DLP Par”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Holding company
% Groups's equity interest		100.00%	100.00%
MPB Capital LLC (“MPB Capital”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		USA
Principal activities		Investment company
% Groups's equity interest		100.00%	100.00%
STNE Participações S.A. (“STNE Par”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Holding company
% Groups's equity interest		100.00%	100.00%
STNE Participações em Tecnologia S.A. (“STNE Par Tec”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Holding company
% Groups's equity interest		100.00%	100.00%
Stone Pagamentos S.A. (“Stone”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Merchant acquiring
% Groups's equity interest		100.00%	100.00%
MNLT Soluções de Pagamentos S.A. (“MNLT”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Merchant acquiring
% Groups's equity interest		100.00%	100.00%
Pagar.me Pagamentos S.A. (“Pagar.me”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Merchant acquiring
% Groups's equity interest		100.00%	100.00%
Buy4 Processamento de Pagamentos S.A. (“Buy4”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Processing card transactions
% Groups's equity interest		100.00%	100.00%
Buy4 Sub LLC (“Buy4 LLC”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		USA
Principal activities		Cloud store card transactions
% Groups's equity interest		100.00%	100.00%
Cappta S.A.
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Electronic fund transfer
% Groups's equity interest		56.73%	61.79%
Mundipagg Tecnologia em Pagamento S.A. (“Mundipagg”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Technology services
% Groups's equity interest		99.70%	99.70%
Equals S.A. (“Equals”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Reconciliation services
% Groups's equity interest		100.00%	100.00%
Stone Franchising Ltda. (“Stone Franchising”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Franchising management
% Groups's equity interest		99.99%	99.99%
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Financial assets register
% Groups's equity interest		100.00%	100.00%
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Financial services
% Groups's equity interest		100.00%	100.00%
Stone Logística Ltda ("Stone Log")
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Logistic services
% Groups's equity interest		100.00%	100.00%
PDCA S.A. ("PDCA") (Note 28(d))
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Merchant acquiring
% Groups's equity interest		67.00%	100.00%
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (Note 5)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Technology services
% Groups's equity interest		58.10%	0.00%
MAV Participações S.A. (“MVarandas”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Technology services
% Groups's equity interest		100.00%	0.00%
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Health plan management
% Groups's equity interest		100.00%	0.00%
VittaPar LLC. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		USA
Principal activities		Holding company
% Groups's equity interest		100.00%	0.00%
Vitta Corretora de Seguros Ltda. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Insurance services
% Groups's equity interest		100.00%	0.00%
Vitta Serviços em Saúde LTDA. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Health services
% Groups's equity interest		100.00%	0.00%
Vitta Saúde Administradora em Benefícios LTDA. (“Vitta Group”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Health services
% Groups's equity interest		100.00%	0.00%
Mlabs Software Ltda. ("MLabs")
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Social media services
% Groups's equity interest		51.50%	0.00%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Technology services
% Groups's equity interest		50.00%	0.00%
Sponte Informática S.A ("Sponte")
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Technology services
% Groups's equity interest		90.00%	0.00%
StoneCo CI Ltd (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Cayman Islands
Principal activities		Holding company
% Groups's equity interest		53.05%	0.00%
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Jamaica
Principal activities		Credit bureau services
% Groups's equity interest		53.05%	0.00%
Creditinfo Guyana Inc (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Guyana
Principal activities		Credit bureau services
% Groups's equity interest		53.05%	0.00%
Creditadvice Barbados Ltd (“Creditinfo Caribbean”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Barbados
Principal activities		Credit bureau services
% Groups's equity interest		53.05%	0.00%
Stone Seguros S.A (“Stone Seguros”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Insurance services
% Groups's equity interest		100.00%	0.00%
TAPSO FIDC ("FIDC TAPSO")
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Receivables investment fund
% Groups's equity interest		100.00%	100.00%
FIDC AR1 [member]
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Receivables investment fund
% Groups's equity interest		0.00%	100.00%
FIDC Bancos Emissores de Cartão de Crédito - Stone II (“FIDC AR II”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Receivables investment fund
% Groups's equity interest		100.00%	100.00%
FIDC Bancos Emissores de Cartão de Crédito - Stone III (“FIDC AR III”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Receivables investment fund
% Groups's equity interest		100.00%	0.00%
SOMA FIDC (“FIDC SOMA”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Receivables investment fund
% Groups's equity interest		100.00%	100.00%
SOMA III FIDC (“FIDC SOMA III”)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Receivables investment fund
% Groups's equity interest		100.00%	0.00%
STONECO EXCLUSIVO FIC FIM (“FIC FIM STONECO”) (iii)
Disclosure of detailed information about business combination [line items]
Country of incorporation		Brazil
Principal activities		Investment fund
% Groups's equity interest		100.00%	0.00%
Issuance of quotas	R$ 43,600